Pension and Other Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs of Defined Benefit Pension Plans (Detail) - PHP (₱)
₱ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Service costs	₱ 1,313	₱ 1,043	₱ 1,063
Interest costs on benefit obligation	734	(22)	457
Unfunded status – net	(13,197)	(8,914)	(7,144)
Accrued benefit costs	13,342	8,985	7,159
Prepaid benefit costs (Note 19)	145	71	15
Curtailment/settlement losses (gains) and other adjustments	(99)	(181)	21
Net periodic benefit costs (Note 5)	1,948	840	1,541
Present value of defined benefit obligation [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of defined benefit obligations at beginning of the year	22,638	20,683	21,503
Actuarial losses on obligations – economic assumptions	3,507	3,829	(2,611)
Service costs	1,313	1,043	1,063
Interest costs on benefit obligation	1,056	1,338	1,227
Actuarial losses on obligations – experience	265	570	419
Actual benefits paid/settlements	(369)	(4,558)	(887)
Actuarial losses on obligations – demographic assumptions		4
Curtailments and others	(213)	(271)	(31)
Present value of defined benefit obligations at end of the year	28,197	22,638	20,683
Plan assets [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Actual benefits paid/settlements	(369)	(4,558)	(887)
Fair value of plan assets at beginning of the year	13,724	13,539	12,534
Actual contributions	3,227	7,598	5,110
Interest income on plan assets	322	1,360	770
Return on plan assets (excluding amount included in net interest)	(1,904)	(4,215)	(3,988)
Fair value of plan assets at end of the year	₱ 15,000	₱ 13,724	₱ 13,539